Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
Beginning Balance at Dec. 31, 2011	$ 265,651	$ 320,000	$ (19,870)	$ (34,479)
Comprehensive loss
Net (loss) income	14,627		14,627
Other comprehensive income (loss), net of tax	(9,155)			(9,155)
Total comprehensive loss	5,472
Equity contribution	38	38
Ending Balance at Dec. 31, 2012	271,161	320,038	(5,243)	(43,634)
Comprehensive loss
Net (loss) income	(12,242)		(12,242)
Other comprehensive income (loss), net of tax	36,863			36,863
Total comprehensive loss	24,621
Ending Balance at Dec. 31, 2013	295,782	320,038	(17,485)	(6,771)
Comprehensive loss
Net (loss) income	(36,248)		(36,248)
Other comprehensive income (loss), net of tax	(34,792)			(34,792)
Total comprehensive loss	(71,040)		(36,248)	(34,792)
Excess proceeds over net book value of long-lived assets sold to an entity under common control (Note 14)	839		839
Ending Balance at Dec. 31, 2014	$ 225,581	$ 320,038	$ (52,894)	$ (41,563)